Offerings - Offering: 1	Aug. 13, 2024
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Ally Financial Term Notes Due from Nine Months to Thirty Years from Date of Issue
Offering Note
An indeterminate aggregate initial offering
price
or number of the securities of each identified class is being registered and may from time to time be sold at indeterminate prices.
The registrant is deferring payment of all of the registration fees in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.